Finance Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Finance Expenses
9.	FINANCE EXPENSES

	Years ended December 31,
	2018	2017
Interest expense	32,077	30,965
Finance expense – deferred revenue (Notes 2.5a and 18)	4,182	-
Accretion on PER (Note 19)	2,305	2,363
Loss on settlement of long-term debt	-	13,102
	38,564	46,430

As part of a refinancing completed in June 2017, the Company redeemed senior notes and repaid a senior secured credit facility (see Note 17(a)). The settlement of long-term debt resulted in a loss of $13,102, which includes a write-off of deferred financing costs relating to the settled debt and additional interest costs which were paid in lieu of notice to the noteholders and senior secured lender.